Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Commitments and contingencies
19.	Commitments and contingencies

(a)	Commitments

The Group leases its facilities and offices under non-cancelable operating lease agreements. The rental expenses were RMB99,081, RMB95,688 and RMB74,390 for the years ended December 31, 2015, 2016 and 2017, respectively.

 As of December 31, 2017, future minimum commitments under non-cancelable agreements were as follows:

Operating lease
RMB
2018	60,443
2019	46,913
2020	31,043
2021	15,772
2022 and thereafter	-
Total	154,171

Other than those shown above, the Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2017.

(b)	Contingencies

The Group is involved in certain proceedings as of December 31, 2017. There is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are reasonably likely not to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.